CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
NET INCOME	$ 13,338	$ 11,732
Other comprehensive income (loss):
Change in unrealized gain (loss) on available for sale securities	(21,184)	(3,253)
Reclassification adjustment for realized losses	1,537	1,066
Other comprehensive income (loss)	(19,647)	(2,187)
Related tax effect	4,126	459
Total other comprehensive income (loss), net of tax	(15,521)	(1,728)
Total comprehensive income	$ (2,183)	$ 10,004